Key Sources of Estimation Uncertainty (Details)	12 Months Ended
Dec. 31, 2024
Bottom of Range [Member]
Key Sources of Estimation Uncertainty [Line Items]
Useful lives of property, plant and equipment	5 years
Useful lives of intangible assets	1 year
Top of Range [Member]
Key Sources of Estimation Uncertainty [Line Items]
Useful lives of property, plant and equipment	30 years
Useful lives of intangible assets	5 years